Note 3 - Accounts and notes receivable, net: Accounts and, financing receivable, allowance for credit loss (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Accounts and, financing receivable, allowance for credit loss

	For the Years Ended December 31,
	2024	2023	2022

Beginning balance	$472,293	$303,311	$310,968
Addition	77,399	178,118	16,394
Exchange rate effect	(15,130)	(9,136)	(24,051)
Ending balance	$534,562	$472,293	$303,311